Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Intangible Assets
Note 6	Intangible assets

Intangible Assets consisted of the following as of March 31, 2019 and December 31, 2018:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Developed Technology	$1,753,737	$1,745,153
Gross Assets	1,753,737	1,745,153
Accumulated Amortization	(709,807)	(669,499)
Net Assets	$1,043,930	$1,075,654

Amortization expense for the three months ended March 31, 2019 and March 31, 2018 was approximate $36,497 and $47,134, respectively. For the three months ended March 31, 2019 and year ended December 31, 2018, management has determined that there is no impairment on their finite life intangible assets as a result of their impairment testing.

Note 6	Intangible assets

Intangible Assets consisted of the following as of December 31, 2018 and December 31, 2017:

	As at December 31, 2018	As at December 31, 2017
Developed Technology	$1,745,153	$1,901,726
Gross Assets	1,745,153	1,901,726
Accumulated Amortization	(669,499)	(561,008)
Net Assets	$1,075,654	$1,340,718

Amortization expense for the years ended December 31, 2018 and 2017 was approximate $157,787 and $186,370, respectively. For the years ended December 31, 2018 and 2017, Management has determined that there is no impairment on their finite life intangible assets as a result of their impairment testing.